Apr. 27, 2015
SUPPLEMENT DATED MARCH 2, 2016
TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity product(s).

Effective March 2, 2016, for the JNL Multi-Manager Alternative Fund, please remove all references to Visium Asset Management, LP.

Effective March 2, 2016, in the prospectus for the JNL Multi-Manager Alternative Fund, in the section entitled "Principal Investment Strategies," please delete the bullet under the heading "Event Driven and Merger Arbitrage Strategies" and replace with the following:

  Westchester employs a Merger Arbitrage Strategy that invests in the common stock, preferred stock, corporate debt, derivatives, total return swaps and/or contracts for difference and, occasionally, warrants of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.  Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the simplest form of merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition.